Pioneer Variable Contracts Trust
Pioneer Equity Income

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2022

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.3% of Net Assets
	Aerospace & Defense — 1.2%
14,120	Raytheon Technologies Corp.	$ 1,398,868
	Total Aerospace & Defense	$1,398,868
	Air Freight & Logistics — 0.7%
7,413	CH Robinson Worldwide, Inc.	$ 798,454
	Total Air Freight & Logistics	$798,454
	Auto Components — 1.1%
32,357	BorgWarner, Inc.	$ 1,258,687
	Total Auto Components	$1,258,687
	Automobiles — 1.3%
53,449	Ford Motor Co.	$ 903,823
20,793	Honda Motor Co., Ltd. (A.D.R.)	587,610
	Total Automobiles	$1,491,433
	Banks — 6.6%
49,873	Bank of America Corp.	$ 2,055,765
9,816	Citizens Financial Group, Inc.	444,959
17,031	JPMorgan Chase & Co.	2,321,666
8,481	M&T Bank Corp.	1,437,530
7,212	PNC Financial Services Group, Inc.	1,330,253
	Total Banks	$7,590,173
	Biotechnology — 0.2%
4,286	Gilead Sciences, Inc.	$ 254,803
	Total Biotechnology	$254,803
	Capital Markets — 4.4%
14,405	Bank of New York Mellon Corp.	$ 714,920
16,985	Charles Schwab Corp.	1,432,005
12,088	Northern Trust Corp.	1,407,648
10,494	State Street Corp.	914,237
4,308	T Rowe Price Group, Inc.	651,327
	Total Capital Markets	$5,120,137
	Chemicals — 2.3%
8,317	Celanese Corp.	$ 1,188,250
7,801	Corteva, Inc.	448,402
7,978	Dow, Inc.	508,358
7,599	DuPont de Nemours, Inc.	559,134
	Total Chemicals	$2,704,144
	Commercial Services & Supplies — 0.7%
6,075	MSA Safety, Inc.	$ 806,153
	Total Commercial Services & Supplies	$806,153
	Containers & Packaging — 0.3%
19,950	Graphic Packaging Holding Co.	$ 399,798
	Total Containers & Packaging	$399,798

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Shares		Value
	Diversified Telecommunication Services — 2.4%
11,903	BCE, Inc.	$ 660,140
41,688	Verizon Communications, Inc.	2,123,587
	Total Diversified Telecommunication Services	$2,783,727
	Electric Utilities — 2.1%
2,984	American Electric Power Co., Inc.	$ 297,714
14,628	Eversource Energy	1,290,043
10,264	NextEra Energy, Inc.	869,463
	Total Electric Utilities	$2,457,220
	Electrical Equipment — 0.9%
10,189	Emerson Electric Co.	$ 999,031
	Total Electrical Equipment	$999,031
	Electronic Equipment, Instruments & Components — 2.2%
2,817	CDW Corp.	$ 503,933
12,343	Corning, Inc.	455,580
9,911	National Instruments Corp.	402,287
8,963	TE Connectivity, Ltd.	1,173,974
	Total Electronic Equipment, Instruments & Components	$2,535,774
	Energy Equipment & Services — 1.2%
21,484	Baker Hughes Co.	$ 782,233
14,623	Schlumberger, Ltd.	604,076
	Total Energy Equipment & Services	$1,386,309
	Equity Real Estate Investment Trusts (REITs) — 4.9%
10,777	Alexandria Real Estate Equities, Inc.	$ 2,168,871
8,280	Camden Property Trust	1,376,136
2,877	Crown Castle International Corp.	531,094
3,698	Digital Realty Trust, Inc.	524,377
18,359	Healthcare Realty Trust, Inc.	504,505
3,691	Prologis, Inc.	596,023
	Total Equity Real Estate Investment Trusts (REITs)	$5,701,006
	Food Products — 4.1%
2,641	Hershey Co.	$ 572,120
5,399	John B Sanfilippo & Son, Inc.	450,492
14,405	McCormick & Co., Inc., Class VTG	1,437,619
21,706	Mondelez International, Inc., Class A	1,362,703
6,996	Nestle S.A. (A.D.R.)	910,180
	Total Food Products	$4,733,114
	Health Care Equipment & Supplies — 2.2%
14,124	Abbott Laboratories	$ 1,671,717
11,552	Baxter International, Inc.	895,742
	Total Health Care Equipment & Supplies	$2,567,459
	Health Care Providers & Services — 4.2%
7,971	AmerisourceBergen Corp.	$ 1,233,193
2,885	Anthem, Inc.	1,417,170
11,635	CVS Health Corp.	1,177,578
2,405	Humana, Inc.	1,046,584
	Total Health Care Providers & Services	$4,874,525

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Health Care Technology — 1.5%
18,321	Cerner Corp.	$ 1,714,113
	Total Health Care Technology	$1,714,113
	Household Durables — 0.4%
3,880	Garmin, Ltd.	$ 460,207
	Total Household Durables	$460,207
	Household Products — 1.5%
4,602	Clorox Co.	$ 639,816
6,838	Procter & Gamble Co.	1,044,846
	Total Household Products	$1,684,662
	Insurance — 5.9%
9,646	Chubb, Ltd.	$ 2,063,280
10,670	First American Financial Corp.	691,629
24,509	Lincoln National Corp.	1,601,908
44,735	Sun Life Financial, Inc.	2,497,555
	Total Insurance	$6,854,372
	IT Services — 4.3%
2,313	Accenture Plc, Class A	$ 780,013
3,463	Automatic Data Processing, Inc.	787,971
3,248	Broadridge Financial Solutions, Inc.	505,746
8,077	Cognizant Technology Solutions Corp., Class A	724,265
4,274	Fidelity National Information Services, Inc.	429,195
5,677	International Business Machines Corp.	738,124
7,018	Paychex, Inc.	957,746
	Total IT Services	$4,923,060
	Machinery — 5.1%
55,794	Gorman-Rupp Co.	$ 2,001,889
2,243	Illinois Tool Works, Inc.	469,684
6,420	Oshkosh Corp.	646,173
18,285	PACCAR, Inc.	1,610,360
3,393	Stanley Black & Decker, Inc.	474,307
12,278	Timken Co.	745,275
	Total Machinery	$5,947,688
	Media — 3.5%
35,941	Comcast Corp., Class A	$ 1,682,758
29,545	Interpublic Group of Cos., Inc.	1,047,370
11,921	Omnicom Group, Inc.	1,011,855
8,436	Paramount Global, Class B	318,965
	Total Media	$4,060,948
	Metals & Mining — 6.6%
8,570	Kaiser Aluminum Corp.	$ 806,951
14,843	Materion Corp.	1,272,639
21,841	Newmont Corp.	1,735,267
12,323	Nucor Corp.	1,831,814
10,571	Reliance Steel & Aluminum Co.	1,938,193
	Total Metals & Mining	$7,584,864
	Multiline Retail — 2.3%
3,919	Dollar General Corp.	$ 872,487

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Shares		Value
	Multiline Retail — (continued)
6,484	Kohl's Corp.	$ 392,023
6,502	Target Corp.	1,379,854
	Total Multiline Retail	$2,644,364
	Multi-Utilities — 0.7%
11,427	CMS Energy Corp.	$ 799,204
	Total Multi-Utilities	$799,204
	Oil, Gas & Consumable Fuels — 7.7%
12,431	Chevron Corp.	$ 2,024,140
15,328	ConocoPhillips	1,532,800
11,510	Exxon Mobil Corp.	950,611
23,809	Marathon Petroleum Corp.	2,035,669
10,823	Phillips 66	934,999
14,446	Valero Energy Corp.	1,466,847
	Total Oil, Gas & Consumable Fuels	$8,945,066
	Pharmaceuticals — 6.7%
13,824	AstraZeneca Plc (A.D.R.)	$ 917,084
7,271	Eli Lilly & Co.	2,082,196
2,901	Johnson & Johnson	514,144
5,032	Merck KGaA (A.D.R.)	210,388
15,575	Novo Nordisk AS (A.D.R.)	1,729,604
11,205	Organon & Co.	391,391
38,013	Pfizer, Inc.	1,967,933
	Total Pharmaceuticals	$7,812,740
	Road & Rail — 1.0%
4,248	Norfolk Southern Corp.	$ 1,211,615
	Total Road & Rail	$1,211,615
	Semiconductors & Semiconductor Equipment — 5.1%
8,569	Analog Devices, Inc.	$ 1,415,428
2,935	CMC Materials, Inc.	544,149
3,921	KLA Corp.	1,435,321
6,399	Microchip Technology, Inc.	480,821
4,494	QUALCOMM, Inc.	686,773
7,473	Texas Instruments, Inc.	1,371,146
	Total Semiconductors & Semiconductor Equipment	$5,933,638
	Specialty Retail — 0.3%
5,665	TJX Cos., Inc.	$ 343,186
	Total Specialty Retail	$343,186
	Technology Hardware, Storage & Peripherals — 0.6%
44,665	Hewlett Packard Enterprise Co.	$ 746,352
	Total Technology Hardware, Storage & Peripherals	$746,352
	Textiles, Apparel & Luxury Goods — 1.5%
12,970	Carter's, Inc.	$ 1,193,111
8,493	VF Corp.	482,912
	Total Textiles, Apparel & Luxury Goods	$1,676,023

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Trading Companies & Distributors — 1.0%
8,593	Ferguson Plc	$ 1,152,493
	Total Trading Companies & Distributors	$1,152,493
	Water Utilities — 0.6%
14,111	Essential Utilities, Inc.	$ 721,495
	Total Water Utilities	$721,495
	Total Common Stocks (Cost $78,182,496)	$115,076,905

	SHORT TERM INVESTMENTS — 0.6% of Net Assets
	Open-End Fund — 0.6%
675,768(a)	Dreyfus Government Cash Management, Institutional Shares, 0.19%	$ 675,768
		$675,768
	TOTAL SHORT TERM INVESTMENTS (Cost $675,768)	$675,768
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $78,858,264)	$115,752,673
	OTHER ASSETS AND LIABILITIES — 0.1%	$118,469
	net assets — 100.0%	$115,871,142

(A.D.R.)	American Depositary Receipts.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2022.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$115,076,905	$—	$—	$115,076,905
Open-End Fund	675,768	—	—	675,768
Total Investments in Securities	$115,752,673	$—	$—	$115,752,673
During the period ended March 31, 2022, there were no transfers in or out of Level 3.